Revenue from Contracts with Customers Revenue from Contracts with Customers (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Trading Gain (Loss)		$ 1,053	$ 834	$ 614
Net gains (losses) on debt securities	[1]	479	942	952
Fees and Commissions, Credit and Debit Cards		3,960	3,936	3,720
Net gains from equity investments	[2]	1,268	879	2,230
Operating Leases, Income Statement, Lease Revenue		1,907	1,927	621
Fees and Commissions, Other		3,557	3,727	4,324
Other		1,603	1,289	464
Total noninterest income		38,832	40,513	40,756
Total income		88,389
Net interest Income		49,557	47,754	45,301
Service charges on deposit accounts		5,111	5,372	5,168
Brokerage advisory, commissions and other fees		9,358
Trust and investment management		3,372
Investment banking		1,765
Fees and Commissions, Fiduciary and Trust Activities		14,495	14,243	14,468
Cardholder rewards and rebates		1,201	1,047	863
Mortgage banking		4,350	6,096	6,501
Insurance Services Revenue		1,049	1,268	1,694
Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Trading Gain (Loss)		59
Net gains (losses) on debt securities		709
Fees and Commissions, Credit and Debit Cards		3,613
Net gains from equity investments		1,144
Operating Leases, Income Statement, Lease Revenue		0
Fees and Commissions, Other		1,497
Other		1,762
Total noninterest income		18,342	19,033	20,099
Total income		48,707
Net interest Income		30,365	29,833	29,242
Service charges on deposit accounts		2,905
Brokerage advisory, commissions and other fees		1,831
Trust and investment management		889
Investment banking		(60)
Fees and Commissions, Fiduciary and Trust Activities		2,660
Mortgage banking		3,895
Insurance Services Revenue		98
Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Trading Gain (Loss)		700
Net gains (losses) on debt securities		(232)
Fees and Commissions, Credit and Debit Cards		345
Net gains from equity investments		117
Operating Leases, Income Statement, Lease Revenue		1,907
Fees and Commissions, Other		2,054
Other		85
Total noninterest income		11,206	12,490	11,554
Total income		28,173
Net interest Income		16,967	16,052	14,350
Service charges on deposit accounts		2,205
Brokerage advisory, commissions and other fees		303
Trust and investment management		524
Investment banking		1,827
Fees and Commissions, Fiduciary and Trust Activities		2,654
Mortgage banking		458
Insurance Services Revenue		913
Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Trading Gain (Loss)		294
Net gains (losses) on debt securities		2
Fees and Commissions, Credit and Debit Cards		6
Net gains from equity investments		7
Operating Leases, Income Statement, Lease Revenue		0
Fees and Commissions, Other		18
Other		64
Total noninterest income		12,433	12,033	12,299
Total income		16,926
Net interest Income		4,493	3,913	3,478
Service charges on deposit accounts		17
Brokerage advisory, commissions and other fees		9,072
Trust and investment management		2,877
Investment banking		(2)
Fees and Commissions, Fiduciary and Trust Activities		11,947
Mortgage banking		(10)
Insurance Services Revenue		88
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Trading Gain (Loss)		0
Net gains (losses) on debt securities		0
Fees and Commissions, Credit and Debit Cards		(4)
Net gains from equity investments		0
Operating Leases, Income Statement, Lease Revenue		0
Fees and Commissions, Other		(12)
Other		(308)
Total noninterest income		(3,149)	(3,043)	(3,196)
Total income		(5,417)
Net interest Income		(2,268)	$ (2,044)	$ (1,769)
Service charges on deposit accounts		(16)
Brokerage advisory, commissions and other fees		(1,848)
Trust and investment management		(918)
Investment banking		0
Fees and Commissions, Fiduciary and Trust Activities		(2,766)
Mortgage banking		7
Insurance Services Revenue		(50)
Charges and Fees On Loans [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		1,263
Charges and Fees On Loans [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		307
Charges and Fees On Loans [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		956
Charges and Fees On Loans [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		4
Charges and Fees On Loans [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		(4)
Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		506
Cash network fees [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		498
Cash network fees [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		8
Cash network fees [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		0
Cash network fees [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		0
Commercial Real Estate Brokerage Commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		462
Commercial Real Estate Brokerage Commissions [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		0
Commercial Real Estate Brokerage Commissions [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		461
Commercial Real Estate Brokerage Commissions [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		1
Commercial Real Estate Brokerage Commissions [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		0
Letters of credit fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		305
Letters of credit fees [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		5
Letters of credit fees [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		300
Letters of credit fees [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		4
Letters of credit fees [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		(4)
Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		448
Wire transfer and other remittance fees [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		240
Wire transfer and other remittance fees [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		204
Wire transfer and other remittance fees [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		8
Wire transfer and other remittance fees [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		(4)
All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		573
All other fees [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		447
All other fees [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		125
All other fees [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		1
All other fees [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fees and Commissions, Other		$ 0

[1]	Total other-than-temporary impairment (OTTI) losses were $205 million, $207 million and $136 million for the years ended December 31, 2017, 2016 and 2015, respectively. Of total OTTI, losses of $262 million, $189 million and $183 million were recognized in earnings, and losses (reversal of losses) of $(57) million, $18 million and $(47) million were recognized as non-credit-related OTTI in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
[2]	Includes OTTI losses of $344 million, $453 million and $376 million for the years ended December 31, 2017, 2016 and 2015, respectively.